Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
REVENUES	$ 203,779	$ 184,993	$ 170,860
COST OF REVENUES	56,051	53,859	54,879
GROSS MARGIN	147,728	131,134	115,981
EXPENSES
Sales and marketing	24,943	22,424	20,404
Research and development	35,556	31,293	28,077
General and administrative	23,077	21,607	20,333
	3,455	1,492	2,876
Amortization of intangible assets	30,001	26,222	21,715
	117,032	103,037	93,405
INCOME FROM OPERATIONS	30,696	28,097	22,576
INTEREST EXPENSE	(611)	(522)	(1,088)
INVESTMENT INCOME	1,415	195	333
INCOME BEFORE INCOME TAXES	31,500	27,770	21,821
INCOME TAX EXPENSE (Note 17)
Current	4,022	1,443	2,784
Deferred tax expense	3,640	5,765	3,978
	7,662	7,208	6,762
NET INCOME	$ 23,838	$ 20,562	$ 15,059
Earnings per share
Basic (in dollars per share)	$ 0.31	$ 0.27	$ 0.21
Diluted (in dollars per share)	$ 0.31	$ 0.27	$ 0.21
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in shares)	75,800	75,595	70,559
Diluted (in shares)	76,515	76,409	71,584